Summary of Nonvested Performance Stock Unit Activity (Detail) - Performance Shares shares in Thousands	12 Months Ended
Dec. 31, 2017 $ / shares shares
PSUs shares
Nonvested Units at beginning of year | shares	278
Granted | shares	461
Vested | shares	(194)
Forfeited | shares	(85)
Nonvested Units at end of year | shares	460
PSUs weighted-average grant date fair value
Weighted-average grant date fair value Nonvested Units at beginning of year | $ / shares	$ 46.82
Weighted-average grant date fair value Granted | $ / shares	62.22
Weighted-average grant date fair value Vested | $ / shares	34.35
Weighted-average grant date fair value Forfeited | $ / shares	52.31
Weighted-average grant date fair value Nonvested Units at end of year | $ / shares	$ 66.50